Debt Instrument Future Principal Payments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 0
2016	2,500
2017	2,500
2018	6,000
2019	3,000
Thereafter	15,000
Total	$ 29,000	$ 17,000